HARTFORD SELECT LEADERS (SERIES II, IIR, III AND IV)    FILE NO. 333-101928
HARTFORD SELECT LEADERS OUTLOOK (SERIES I, IR AND II)   FILE NO. 333-102628

                             SEPARATE ACCOUNT THREE
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

     SUPPLEMENT DATED OCTOBER 10, 2006 TO THE PROSPECTUS DATED MAY 1, 2006

              SUPPLEMENT DATED OCTOBER 10, 2006 TO THE PROSPECTUS

THE FUND EXPENSE INFORMATION FOR THE AMERICAN FUNDS IN THE ANNUAL FUND OPERATING EXPENSES TABLE IS DELETED AND REPLACED WITH THE FOLLOWING:

                                            12B-1                                                                      TOTAL NET
                                        DISTRIBUTION                       TOTAL ANNUAL          CONTRACTUAL            ANNUAL
                                           AND/OR                              FUND            FEE WAIVERS OR            FUND
                        MANAGEMENT        SERVICING          OTHER           OPERATING             EXPENSE             OPERATING
FUND                       FEES             FEES           EXPENSES          EXPENSES          REIMBURSEMENTS          EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
American Funds             0.58%            0.25%            0.04%              0.87%  *              N/A                 0.87%
 Global Growth Fund
 -- Class 2
American Funds             0.74%            0.25%            0.05%              1.04%  *              N/A                 1.04%
 Global Small
 Capitalization Fund
 -- Class 2
American Funds             0.33%            0.25%            0.02%              0.60%  *              N/A                 0.60%
 Growth Fund --
 Class 2
American Funds             0.28%            0.25%            0.01%              0.54%  *              N/A                 0.54%
 Growth-Income
 Fund -- Class 2
American Funds             0.52%            0.25%            0.05%              0.82%  *              N/A                 0.82%
 International Fund
 --Class 2

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6041